                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21195

                O'connor Fund of Funds: Long/Short Strategies LLC
                         (formerly, UBS M2 Fund, L.L.C.)
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND, L.L.C.)
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

                                                                                                   REALIZED
                                                                                                     AND
                                                                                                  UNREALIZED
                                                                                       % OF      GAIN/(LOSS)
                                                                                      MEMBERS'      FROM
                   INVESTMENT FUND                          COST        FAIR VALUE     CAPITAL   INVESTMENTS
                   ---------------                      ------------   ------------   --------   -----------
LONG/SHORT EQUITY
Absolute Partners Fund, L.L.C. (c)                      $ 20,000,000   $ 20,470,317     4.07     $   (40,901)
Anthion Partners L.P. (c)                                 30,000,000     32,476,641     6.46       1,722,469
Arrowgrass Equity Focus, L.P. (c)                         25,000,000     25,343,545     5.04      (1,283,430)
Artha Emerging Markets Fund, L.P. (c)                     18,135,557     27,068,618     5.38        (490,318)
Bay Pond Partners, L.P. (c)                               15,959,223     27,178,798     5.40         276,659
Brevan Howard, L.P. (c)                                   24,545,130     25,367,222     5.04         447,212
Cevian Capital II, L.P., Class B (c)                       5,855,198      8,213,005     1.63          78,108
Cevian Capital II, L.P., Class C (c)                       9,132,659     14,136,034     2.81         121,293
Cobalt Partners, L.P. (c)                                 33,915,547     40,402,364     8.03       1,186,141
Conatus Capital Partners, L.P., Class A (c)               25,000,000     27,999,114     5.57         (54,967)
Discovery Global Opportunity Partners L.P. (c)            25,000,000     24,545,287     4.88        (594,772)
Eastern Advisor Fund, L.P. (d)                             5,270,782      1,785,899     0.35        (445,776)
Eastern Advisor Fund, L.P. (d)                             1,284,774      3,850,084     0.76         259,059
EEA Europe Long Short Fund (c)                            15,000,000     13,747,603     2.73      (1,614,364)
JHL Capital Group Fund LLC, Class C (c)                   17,000,000     17,240,036     3.43         240,036
Meditor European Hedge Fund (B) Limited (c)               26,441,460     33,000,122     6.56         (20,663)
Moore Emerging Equity Long/Short Fund, Ltd. (c)           12,000,000     12,293,193     2.44         293,193
Pelham Long Short Fund L.P. (c)                           20,000,000     21,705,467     4.31        (670,959)
Pershing Square, L.P. (c)                                 15,902,507     38,918,715     7.74         551,487
Southpoint Qualified Fund, L.P. (c)                       34,466,967     36,909,240     7.34         698,875
Steel Partners Japan Strategic Fund, L.P. (c, e, f)        2,892,521      1,850,301     0.37        (184,051)
The Children's Investment Fund, L.P., Class A (c)          3,090,252      5,113,650     1.02       2,929,887
Tiger Asia L Holdings, Ltd. SPV (e)                        2,123,703      2,117,378     0.42          (2,030)
                                                        ------------   ------------    -----     -----------
   LONG/SHORT EQUITY SUBTOTAL                           $388,016,280   $461,732,633    91.78%    $ 3,402,188
Redeemed Investment Funds                                         --             --       --         572,267
                                                        ------------   ------------    -----     -----------
TOTAL                                                   $388,016,280   $461,732,633    91.78%    $ 3,974,455
                                                        ============   ============    =====     ===========


                                                                                                         DOLLAR AMOUNT OF
                                                                                                           FAIR VALUE
                                                           INITIAL                                          FOR FIRST
                                                        ACQUISITION                    FIRST AVAILABLE      AVAILABLE
                   INVESTMENT FUND                          DATE       LIQUIDITY (A)    REDEMPTION (B)   REDEMPTION (B)
                   ---------------                      -----------   --------------   ---------------   ----------------
LONG/SHORT EQUITY
Absolute Partners Fund, L.L.C. (c)                        2/1/2010        Monthly
Anthion Partners L.P. (c)                                11/1/2010      Quarterly
Arrowgrass Equity Focus, L.P. (c)                        10/1/2009       Monthly
Artha Emerging Markets Fund, L.P. (c)                     4/1/2006       Quarterly
Bay Pond Partners, L.P. (c)                               3/1/2008     Semi-Annually
Brevan Howard, L.P. (c)                                  11/1/2009       Monthly
Cevian Capital II, L.P., Class B (c)                      7/1/2006       Annually
Cevian Capital II, L.P., Class C (c)                      7/1/2006       Annually
Cobalt Partners, L.P. (c)                                 7/1/2007     Semi-Annually
Conatus Capital Partners, L.P., Class A (c)               1/1/2008       Quarterly
Discovery Global Opportunity Partners L.P. (c)           11/1/2010    Semi-Annually
Eastern Advisor Fund, L.P. (d)                            4/1/2004          N/A
Eastern Advisor Fund, L.P. (d)                            4/1/2004          N/A
EEA Europe Long Short Fund (c)                           12/1/2009       Monthly
JHL Capital Group Fund LLC, Class C (c)                   1/1/2011       Quarterly
Meditor European Hedge Fund (B) Limited (c)               5/1/2006        Monthly
Moore Emerging Equity Long/Short Fund, Ltd. (c)           1/1/2011        Monthly
Pelham Long Short Fund L.P. (c)                           5/1/2010        Monthly          4/30/2011         21,705,467
Pershing Square, L.P. (c)                                 1/1/2005       Annually
Southpoint Qualified Fund, L.P. (c)                       2/1/2008       Quarterly
Steel Partners Japan Strategic Fund, L.P. (c, e, f)       1/1/2006          N/A
The Children's Investment Fund, L.P., Class A (c)         4/1/2005     Every 3 Years
Tiger Asia L Holdings, Ltd. SPV (e)                       3/1/2005          N/A

   LONG/SHORT EQUITY SUBTOTAL
Redeemed Investment Funds

TOTAL

(a) Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)  Investment Funds with no dates or amounts can be redeemed in full.

(c)  Investment Funds categorized as Level 2 investments.

(d) A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.

(e) The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(f) The Investment Fund is expected to be fully liquidated within twelve months.

Complete information about the Investment Funds' underlying investments is not readily available.

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing the Fund's investments are not necessarily an indication of the risk associated with investing in those investments. The Fund's valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund's investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the March 31, 2011 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the March 31, 2011 measurement date. There were no transfers between Level 1 and Level 2 at March 31, 2011.

                                  ASSETS TABLE

                    TOTAL FAIR VALUE AT
DESCRIPTION            MARCH 31, 2011     LEVEL 1      LEVEL 2       LEVEL 3
-----------         -------------------   -------   ------------   ----------
Long/Short Equity      $461,732,633         $--     $453,979,272   $7,753,361
                       ------------         ---     ------------   ----------
TOTAL ASSETS           $461,732,633         $--     $453,979,272   $7,753,361
                       ------------         ---     ------------   ----------

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                       CHANGE IN                                NET TRANSFERS
                                         REALIZED      UNREALIZED                                IN AND/OR
                      BALANCE AS OF       GAIN /     APPRECIATION /                               (OUT) OF       BALANCE AS OF
DESCRIPTION         DECEMBER 31, 2010     (LOSS)      DEPRECIATION     PURCHASES     SALES         LEVEL 3      MARCH 31, 2011
-----------         -----------------   ----------   --------------   ----------   ----------   -------------   --------------
Long/Short Equity      $6,910,499       $(501,758)      $313,012      $1,276,746   $(245,138)       $--           $7,753,361
                       ----------       ----------      --------      ----------   ---------        ---           ----------
Total                  $6,910,499       $(501,758)      $313,012      $1,276,746   $(245,138)       $--           $7,753,361
                       ----------       ----------      --------      ----------   ---------        ---           ----------

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of March 31, 2011 is $313,012.

O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC (FORMERLY UBS M2 FUND, L.L.C.)
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)
                                                                  MARCH 31, 2011

PORTFOLIO VALUATION

The Investment Funds in the long/short equity strategy invest in both long and short equity strategies that are primarily in common stocks. The management of these Investment Funds has the ability to shift investments from value to growth strategies, from small to large capitalization common stocks, and from a net long position to a net short position. Investment Funds within this strategy are generally subject to a 15 - 125 day redemption notice period. Investment Funds representing approximately 2 percent of fair value are side pockets or liquidating trusts where the liquidation of assets is expected over the next 24 months. The remaining approximately 98 percent of the Investment Funds have either initial redemption dates commencing in the future (5 percent) or are available to be redeemed with no restrictions (93 percent), subject to the Investment Funds' liquidity terms, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2011.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended March 31, 2011. Please refer to the December 31, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) O'CONNOR FUND OF FUNDS: LONG/SHORT STRATEGIES LLC
             (FORMERLY, UBS M2 FUND, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ------------------------------------------------------
                          William Ferri, Principal Executive Officer

Date May 20, 2011


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date May 20, 2011

* Print the name and title of each signing officer under his or her signature.